Inventories (Details) - Schedule of Inventories - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Finished goods	$ 4,308	$ 207,645
Work-in-progress		266,488
Supplies and packing materials		12,823
Less: Allowance for obsolete inventory		(173,426)
Total, net	$ 4,308	$ 313,530